Supplemental disclosure of cash flow information (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Summary of changes in operating assets and liabilities

	Three months ended
	March 31,
	2024	2023
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	74	203
Inventory	-	5
Prepaid expenses and other current assets	625	626
Payables and accrued liabilities	711	235
Deferred revenues	-	(154)
Provision for restructuring and other costs	-	(9)
Employee future benefits	(129)	(145)
	1,281	761